BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2019
	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27	$91	$100,650
Total U.S. Government Agency Collateralized Mortgage Obligations		100,650
U.S. Government Agency Pass-Through Certificates - 0.4%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32	165	182,290
Pool C56878, 8.00%, 08/01/31	42	42,803
Pool C58516, 8.00%, 09/01/31	34	34,562
Pool C59641, 8.00%, 10/01/31	64	66,317
Pool C55166, 8.50%, 07/01/31	88	91,171
Pool C55167, 8.50%, 07/01/31	53	54,207
Pool C55169, 8.50%, 07/01/31	53	54,078
Pool G01466, 9.50%, 12/01/22	16	15,727
Pool 555559, 10.00%, 03/01/21	0	372
Pool 555538, 10.00%, 03/01/21	0	75
Federal National Mortgage Association
Pool 761836, 6.00%, 06/01/33	281	302,286
Pool 948362, 6.50%, 08/01/37	47	50,768
Pool 645912, 7.00%, 06/01/32	181	198,693
Pool 645913, 7.00%, 06/01/32	247	272,726
Pool 650131, 7.00%, 07/01/32	250	277,355
Pool 827853, 7.50%, 10/01/29	23	23,205
Pool 545990, 7.50%, 04/01/31	274	301,848
Pool 255053, 7.50%, 12/01/33	88	98,422
Pool 735576, 7.50%, 11/01/34	281	330,339
Pool 896391, 7.50%, 06/01/36	83	85,656
Pool 735800, 8.00%, 01/01/35	233	271,737
Pool 636449, 8.50%, 04/01/32	222	245,490
Pool 458132, 8.78%, 03/15/31	102	108,371
Pool 852865, 9.00%, 07/01/20	38	38,854
Pool 545436, 9.00%, 10/01/31	159	186,095
Total U.S. Government Agency Pass-Through Certificates		3,333,447
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $3,194,903)		3,434,097
SECURITIZED CREDIT - 48.9%
Commercial Mortgage-Backed Securities - 6.3%
Class B Notes
Moreland Avenue, 9.23%, 11/01/20 (f) (l) (p)	224	225,222
Browns Bridge, 9.50%, 11/01/20 (f) (l) (p)	118	118,104
Crossroads, 9.50%, 11/01/20 (f) (l) (p)	169	168,500
Fayetteville, 9.50%, 11/01/20 (f) (l) (p)	48	49,107
Lee & White, 9.50%, 11/01/20 (f) (l) (p)	91	93,099
North River, 9.50%, 11/01/20 (f) (l) (p)	186	190,447
Marshalls, 9.50%, 11/01/20 (f) (l) (p)	383	386,916
Town and Country, 9.50%, 11/01/20 (f) (l) (p)	491	491,458
St. Louis Holiday Inn, 10.08%, 07/01/20 (f) (l) (p)	1,976	1,944,223
Cedar Park, 11.00%, 06/01/19 (f) (l) (p)	600	600,075
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class K, 5.65%, 02/15/39 (e) (v)	351	3,511
Hilton USA Trust
Series 2016-HHV, Class E, 4.19%, 11/05/38 (e) (v)	20,000	19,504,446
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (v)	7,192	7,273,508
Series 2007-T27, Class AJ, 5.95%, 06/11/42 (v)	2,677	2,826,084
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class F, 5.44%, 07/15/42 (e) (v)	1,110	1,073,461
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class E, 6.83% (1 Month LIBOR USD + 4.35%), 06/15/29 (e) (v)	20,000	20,012,000
Total Commercial Mortgage-Backed Securities		54,960,161
Interest-Only Securities - 0.7%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52 (v)	1,019	37,781
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.29%, 06/25/45 (e) (v)	87,340	1,398,590
Series 2014-5, Class AX4, 0.48%, 10/25/29 (e) (v)	9,762	98,701
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27 (v)	5,730	6
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 14.27%, 03/16/30 (e) (v)	4,694	4,358,368
Total Interest-Only Securities		5,893,446
Other - 4.4%
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4, 7.36%, 08/01/32 (v)	28	27,917
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A2, 2.99% (1 Month LIBOR USD + 0.50%), 02/25/36 (s) (v)	2,120	2,092,039
Series 2005-HE3, Class A1VN, 2.99% (1 Month LIBOR USD + 0.50%), 02/25/36 (s) (v)	1,899	1,875,968
Series 2007-HE2, Class A2, 6.05%, 12/25/37 (v)	1,327	1,309,376
Series 2007-HE2, Class A3, 6.19%, 12/25/37 (v)	2,556	2,531,648
GMACM Home Loan Trust
Series 2006-HLTV, Class A5, 6.51%, 10/25/29 (s)	1,795	1,818,839
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 (e) (s)	2,058	2,097,110
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40 (v)	10,017	10,476,179
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50%, 08/15/37	2,553	2,741,494
Series 2004-1, Class M2, 8.11%, 08/15/37	2,104	2,358,043
Series 2004-1, Class B, 8.90%, 08/15/37	638	717,513
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	3,500	3,775,524
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	5,418	5,355,549
Series 2001-D, Class A4, 6.93%, 09/15/31 (v)	765	642,793
Total Other		37,819,992
Residential Mortgage-Backed Securities - 37.5%
ACE Securities Corporation Home Equity Loan Trust
Series 2006-OP1, Class A2D, 2.73% (1 Month LIBOR USD + 0.24%), 04/25/36 (s) (v)	6,740	6,350,129
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 2.63% (1 Month LIBOR USD + 0.14%), 04/25/47 (s) (v)	11,838	11,249,810
Series 2007-HY6, Class A1, 2.70% (1 Month LIBOR USD + 0.21%), 08/25/47 (s) (v)	4,125	3,584,936
Series 2007-2CB, Class 2A11, 2.89% (1 Month LIBOR USD + 0.40%), 03/25/37 (v)	4,097	2,596,083
Series 2005-10CB, Class 1A1, 2.99% (1 Month LIBOR USD + 0.50%), 05/25/35 (v)	2,578	2,223,633
Series 2007-16CB, Class 4A5, 2.99% (1 Month LIBOR USD + 0.50%), 08/25/37 (v)	7,598	6,130,989
Series 2005-51, Class 4A1, 3.13% (1 Month LIBOR USD + 0.64%), 11/20/35 (s) (v)	2,598	2,432,702
Series 2006-19CB, Class A9, 3.19% (1 Month LIBOR USD + 0.70%), 08/25/36 (v)	3,173	2,216,351
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,513	1,791,635
Series 2007-15CB, Class A2, 5.75%, 07/25/37	1,441	1,209,845
Series 2007-15CB, Class A5, 5.75%, 07/25/37	1,326	1,113,640
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	1,973	1,602,768
Series 2006-41CB, Class 1A7, 6.00%, 01/25/37	1,681	1,382,622
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	3,245	2,668,189
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	3,097	2,625,887
Series 2006-23CB, Class 2A7, 18.46% (1 Month LIBOR USD + 28.40%), 08/25/36 (i) (v)	1,582	2,086,189
Series 2006-29T1, Class 3A3, 53.26% (1 Month LIBOR USD + 78.40%), 10/25/36 (i) (v)	704	2,141,184
BCAP LLC Trust
Series 2010-RR6, Class 1910, 3.14% (1 Month LIBOR USD + 0.33%), 11/26/35 (e) (s) (v)	6,675	6,319,911
Series 2010-RR5, Class 5A10, 3.14% (1 Month LIBOR USD + 0.33%), 11/26/35 (e) (v)	5,293	5,150,315
Series 2012-RR4, Class 5A6, 3.91%, 05/28/36 (e) (v)	7,826	7,250,727
Series 2013-RR2, Class 3A2, 5.10%, 03/26/36 (e) (v)	3,503	3,427,033
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 4.07%, 01/25/36 (v)	1,964	1,788,115
Series 2007-A1, Class 11M1, 4.10%, 03/25/37 (v)	4,721	4,654,084
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 3.14% (1 Month LIBOR USD + 0.65%), 02/25/37 (v)	6,453	4,140,066
Series 2007-5, Class A29, 5.50%, 05/25/37	314	255,122
Series 2004-21, Class A10, 6.00%, 11/25/34	125	129,823
Series 2007-18, Class 1A1, 6.00%, 11/25/37	410	347,310
Citicorp Mortgage Securities Trust
Series 2006-5, Class 1A11, 3.39% (1 Month LIBOR USD + 0.90%), 10/25/36 (v)	935	844,829
Citigroup Mortgage Loan Trust
Series 2012-6, Class 2A2, 4.09%, 08/25/36 (e) (v)	14,453	14,260,848
Series 2009-11, Class 8A2, 4.41%, 04/25/45 (e) (v)	3,244	3,080,645
Series 2007-AR5, Class 1A2A, 4.56%, 04/25/37 (v)	1,558	1,451,177
Series 2009-6, Class 19A2, 6.00%, 03/25/36 (e) (v)	3,611	3,446,371
Series 2009-8, Class 2A2, 6.10%, 04/25/37 (e) (v)	5,921	5,218,610
Countrywide Asset-Backed Certificates
Series 2006-13, Class 1AF4, 4.38%, 01/25/37 (v)	3,696	3,707,632
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2, 4.71%, 09/27/36 (e) (v)	3,499	3,516,997
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 3.14% (1 Month LIBOR USD + 0.65%), 11/25/35 (v)	2,250	1,596,538
Series 2005-FA9, Class A1, 3.19% (1 Month LIBOR USD + 0.70%), 12/25/35 (v)	1,947	1,438,282
GSAMP Trust
Series 2006-NC2, Class A2C, 2.64% (1 Month LIBOR USD + 0.15%), 06/25/36 (s) (v)	672	438,404
Series 2006-HE8, Class A2C, 2.66% (1 Month LIBOR USD + 0.17%), 01/25/37 (s) (v)	10,361	9,970,701
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 2.79% (1 Month LIBOR USD + 0.30%), 01/25/37 (v)	9,589	5,128,071
Home Equity Asset Trust
Series 2006-7, Class 2A3, 2.64% (1 Month LIBOR USD + 0.15%), 01/25/37 (s) (v)	8,260	6,669,313
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 4.25%, 03/25/37 (v)	1,564	1,497,969
Series 2007-AR3, Class 1A1, 4.44%, 07/25/37 (v)	2,773	2,539,466
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1, 2.55% (1 Month LIBOR USD + 0.06%), 05/25/37 (s) (v)	2,881	989,968
Series 2006-HE3, Class A2, 2.59% (1 Month LIBOR USD + 0.10%), 01/25/37 (s) (v)	806	377,936
Series 2007-HE1, Class A2, 2.60% (1 Month LIBOR USD + 0.11%), 05/25/37 (s) (v)	4,587	1,585,305
Series 2006-HE2, Class A3, 2.65% (1 Month LIBOR USD + 0.16%), 08/25/36 (s) (v)	15,111	5,877,741
Series 2007-HE1, Class A3, 2.65% (1 Month LIBOR USD + 0.16%), 05/25/37 (s) (v)	1,414	491,581
Series 2007-HE1, Class A4, 2.72% (1 Month LIBOR USD + 0.23%), 05/25/37 (s) (v)	2,681	939,513
Series 2006-HE1, Class A4, 3.09% (1 Month LIBOR USD + 0.60%), 03/25/36 (s) (v)	539	341,317
JP Morgan Mortgage Trust
Series 2003-A2, Class B4, 4.41%, 11/25/33 (v)	73	4,669
Series 2003-A1, Class B4, 4.47%, 10/25/33 (v)	104	67,290
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 2.59% (1 Month LIBOR USD + 0.10%), 10/25/36 (s) (v)	3,677	2,261,625
Series 2006-NC2, Class A4, 2.64% (1 Month LIBOR USD + 0.15%), 08/25/36 (s) (v)	9,707	5,184,749
Series 2006-NC3, Class A4, 2.65% (1 Month LIBOR USD + 0.16%), 10/25/36 (s) (v)	6,203	3,851,098
Series 2006-HE5, Class A3, 2.65% (1 Month LIBOR USD + 0.16%), 11/25/36 (s) (v)	14,934	10,175,522
Series 2006-NC2, Class A5, 2.73% (1 Month LIBOR USD + 0.24%), 08/25/36 (s) (v)	480	260,214
Series 2005-NC2, Class A4, 3.19% (1 Month LIBOR USD + 0.70%), 11/25/35 (s) (v)	9,988	6,968,060
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12, 2.65% (1 Month LIBOR USD + 0.16%), 10/26/36 (e) (s) (v)	16,814	16,666,824
Series 2014-1R, Class 2A11, 3.34% (1 Month LIBOR USD + 0.13%), 02/26/37 (e) (v)	32,375	24,565,103
Series 2015-11R, Class 4A5, 3.55%, 06/26/37 (e) (l) (v)	3,034	2,001,949
Series 2014-6R, Class 5A7, 4.13%, 04/26/37 (e) (l) (v)	8,986	7,660,575
Series 2015-1R, Class 3A7, 4.15%, 03/26/37 (e) (l) (v)	5,650	4,314,741
Series 2014-2R, Class 1A7, 4.42%, 01/26/36 (e) (l) (v)	3,057	2,919,232
Series 2015-4R, Class 3A8, 4.61%, 02/26/36 (e) (l) (v)	19,700	19,306,362
Series 2015-1R, Class 4A7, 4.69%, 12/26/37 (e) (l) (v)	2,374	1,977,427
Series 2015-6R, Class 2A4, 6.22%, 01/26/37 (e) (l) (v)	15,193	12,482,590
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A6, 5.66%, 01/25/37 (s)	690	674,704
RALI Trust
Series 2007-QO3, Class A1, 2.65% (1 Month LIBOR USD + 0.16%), 03/25/47 (s) (v)	2,503	2,368,428
Series 2006-QO7, Class 2A1, 3.25% (12 Month US Treasury Average + 0.85%), 09/25/46 (v)	10,210	9,196,474
Series 2006-QS14, Class A30, 48.94% (1 Month LIBOR USD + 81.25%), 11/25/36 (i) (v)	102	261,313
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1, 3.19% (1 Month LIBOR USD + 0.70%), 10/25/35 (v)	4,800	4,105,468
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	2,507	2,181,317
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 2.64% (1 Month LIBOR USD + 0.15%), 09/25/36 (s) (v)	6,794	3,324,856
Series 2007-NC1, Class A2B, 2.64% (1 Month LIBOR USD + 0.15%), 12/25/36 (s) (v)	4,695	2,662,371
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A, 3.10% (12 Month US Treasury Average + 0.70%), 02/25/47 (v)	3,238	3,048,741
Series 2007-HY5, Class 1A1, 3.36%, 05/25/37 (v)	3,515	3,173,813
Series 2007-HY5, Class 3A1, 3.68%, 05/25/37 (v)	1,833	1,749,370
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 1A1, 5.08%, 04/25/36 (v)	4,849	4,919,552
Series 2005-2, Class 1B1, 5.50%, 04/25/35	3,117	2,887,588
Total Residential Mortgage-Backed Securities		323,500,337
Total SECURITIZED CREDIT
( Cost $434,049,676)		422,173,936
CORPORATE CREDIT - 49.3%
Automotive - 0.0%
Motors Liquidation Co., 0.00%, 07/15/33 (d) (f) (l) (n)	8,250	825
Basic Industrial - 2.2%
Cascades, Inc., 5.75%, 07/15/23 (e) (u)	2,200	2,194,500
INEOS Group Holdings SA, 5.63%, 08/01/24 (e) (r) (u)	9,850	9,825,375
Olin Corp., 5.00%, 02/01/30 (c)	7,000	6,807,500
Total Basic Industrial		18,827,375
Construction & Building Materials - 2.8%
Boise Cascade Co., 5.63%, 09/01/24 (c) (e)	2,225	2,191,625
Lennar Corp., 4.75%, 11/29/27	4,500	4,502,104
PulteGroup, Inc., 5.00%, 01/15/27	625	620,312
PulteGroup, Inc., 6.38%, 05/15/33 (c)	6,775	6,749,594
Toll Brothers Finance Corp., 4.88%, 11/15/25 (r)	9,900	9,961,875
Total Construction & Building Materials		24,025,510
Energy - 4.1%
EP Energy LLC, 6.38%, 06/15/23	3,725	726,375
EP Energy LLC, 8.00%, 11/29/24 (c) (e)	4,950	2,747,250
Indigo Natural Resources LLC, 6.88%, 02/15/26 (e)	5,000	4,425,000
Newfield Exploration Co., 5.63%, 07/01/24 (c)	6,150	6,717,030
Parsley Energy LLC, 5.25%, 08/15/25 (e)	3,550	3,496,750
Parsley Energy LLC, 5.38%, 01/15/25 (e) (r)	2,800	2,793,000
Pattern Energy Group, Inc., 5.88%, 02/01/24 (c) (e)	7,550	7,682,125
Puma International Financing SA, 5.13%, 10/06/24 (e) (u)	2,800	2,521,008
Range Resources Corp., 4.88%, 05/15/25 (r)	4,775	4,428,813
Range Resources Corp., 5.75%, 06/01/21	25	25,375
Total Energy		35,562,726
Financial Services - 1.0%
Ambac LSNI LLC, 7.59% (3 Month LIBOR USD + 5.00%), 02/12/23 (e) (u) (v)	8,669	8,733,952
Health Facilities - 2.9%
HCA, Inc., 5.25%, 06/15/26 (c) (r)	15,700	16,822,055
Tenet Healthcare Corp., 8.13%, 04/01/22 (c) (r)	7,600	8,176,460
Total Health Facilities		24,998,515
Infrastructure Services - 2.5%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e) (r) (u)	2,550	2,636,062
Terex Corp., 5.63%, 02/01/25 (c) (e)	7,900	7,860,500
United Rentals North America, Inc., 5.50%, 05/15/27 (r)	4,825	4,873,250
United Rentals North America, Inc., 5.75%, 11/15/24 (c)	6,125	6,293,438
Total Infrastructure Services		21,663,250
Leisure - 3.6%
Boyd Gaming Corp., 6.38%, 04/01/26 (c) (r)	9,775	10,117,125
Cedar Fair LP, 5.38%, 04/15/27 (r)	2,200	2,211,000
GLP Capital LP, 5.38%, 04/15/26 (c)	7,925	8,280,832
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	9,775	10,166,000
Total Leisure		30,774,957
Media - 3.4%
CCO Holdings LLC, 5.75%, 01/15/24 (r)	7,450	7,645,563
CCO Holdings LLC, 5.88%, 05/01/27 (c) (e) (r)	6,850	7,108,930
CSC Holdings LLC, 5.25%, 06/01/24	8,800	8,932,000
CSC Holdings LLC, 10.88%, 10/15/25 (c) (e)	5,128	5,920,276
Total Media		29,606,769
Metals & Mining - 4.4%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (c) (e) (r)	8,450	9,110,114
ArcelorMittal, 6.13%, 06/01/25 (r) (u)	5,650	6,252,120
ArcelorMittal, 6.75%, 03/01/41 (r) (u)	3,475	3,873,690
Hudbay Minerals, Inc., 7.63%, 01/15/25 (e) (r) (u)	10,325	10,596,031
Kinross Gold Corp., 4.50%, 07/15/27 (u)	8,450	8,027,500
Total Metals & Mining		37,859,455
Oil Gas Transportation & Distribution - 7.5%
AmeriGas Partners LP, 5.50%, 05/20/25 (c)	8,300	8,268,875
Antero Midstream Partners LP, 5.38%, 09/15/24 (c)	5,825	5,870,435
Blue Racer Midstream LLC, 6.13%, 11/15/22 (c) (e)	4,325	4,389,875
Crestwood Midstream Partners LP, 6.25%, 04/01/23	6,475	6,636,875
Genesis Energy LP, 6.50%, 10/01/25	8,100	7,877,250
Global Partners LP, 6.25%, 07/15/22	4,325	4,270,937
Holly Energy Partners LP, 6.00%, 08/01/24 (e)	6,900	7,120,800
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (c) (e) (u)	3,325	3,142,125
Parkland Fuel Corp., 6.00%, 04/01/26 (e) (u)	4,600	4,641,630
Targa Pipeline Partners LP, 5.88%, 08/01/23 (c)	5,725	5,713,206
Targa Resources Partners LP, 5.25%, 05/01/23 (c) (r)	5,000	5,089,700
Targa Resources Partners LP, 5.38%, 02/01/27	1,575	1,610,438
Total Oil Gas Transportation & Distribution		64,632,146
Real Estate - 3.1%
American Homes 4 Rent LP, 4.25%, 02/15/28 (r)	4,550	4,503,189
Hospitality Properties Trust, 4.95%, 02/15/27 (r)	6,775	6,715,983
iStar, Inc., 5.25%, 09/15/22	3,300	3,238,125
Lamar Media Corp., 5.38%, 01/15/24 (c)	7,475	7,661,875
Starwood Property Trust, Inc., 4.75%, 03/15/25 (r)	4,550	4,527,250
Total Real Estate		26,646,422
Telecommunication Services - 8.6%
American Tower Corp., 3.60%, 01/15/28 (r)	7,850	7,736,644
CenturyLink, Inc., Series U, 7.65%, 03/15/42 (c)	10,925	9,586,687
Crown Castle International Corp., 3.80%, 02/15/28 (r)	5,000	4,969,891
Crown Castle International Corp., 4.75%, 05/15/47 (r)	5,425	5,359,080
CyrusOne LP, 5.38%, 03/15/27	10,100	10,450,470
Digital Realty Trust LP, 3.70%, 08/15/27 (r)	6,810	6,742,377
Equinix, Inc., 5.38%, 05/15/27 (r)	8,900	9,347,670
SBA Communications Corp., 4.88%, 07/15/22	2,875	2,914,531
SBA Communications Corp., 4.88%, 09/01/24 (c)	7,025	7,097,358
T-Mobile USA, Inc., 6.50%, 01/15/26 (r)	1,025	1,094,188
Zayo Group LLC, 5.75%, 01/15/27 (e) (r)	3,625	3,617,025
Zayo Group LLC, 6.00%, 04/01/23	5,175	5,239,688
Total Telecommunication Services		74,155,609
Transportation - 0.6%
Watco Companies LLC, 6.38%, 04/01/23 (c) (e)	5,050	5,075,250
Utility - 2.6%
AES Corp., 4.88%, 05/15/23 (c)	4,250	4,308,438
AES Corp., 6.00%, 05/15/26	1,250	1,324,975
Calpine Corp., 5.75%, 01/15/25 (r)	5,250	5,223,750
Emera US Finance LP, 3.55%, 06/15/26 (c) (u)	4,600	4,550,541
NRG Energy, Inc., 6.63%, 01/15/27 (c)	6,425	6,914,906
Total Utility		22,322,610
Total CORPORATE CREDIT
(Cost $424,895,181)		424,885,371
TERM LOANS - 1.4%
Crestwood Holdings LLC, 10.11%, (3 Month LIBOR USD + 0.75%), 03/05/2023 (k) (p) (v)	4,705	4,612,939
EPIC Y-Grade Services LP, 8.11%, (3 Month LIBOR USD + 0.55%), 06/13/2025 (k) (p) (v)	7,400	7,196,500
Total TERM LOANS
(Cost $11,899,083)		11,809,439
	Shares	Value
COMMON STOCKS - 28.5%
Airports - 0.3%
Aeroports de Paris (u)	2,700	$522,394
Auckland International Airport Ltd. (u)	243,500	1,350,840
Japan Airport Terminal Company Ltd. (u)	26,323	1,115,305
Total Airports		2,988,539
Communications - 1.4%
American Tower Corp. (c)	41,950	8,266,667
Crown Castle International Corp. (c)	27,900	3,571,200
Total Communications		11,837,867
Datacenters - 0.1%
Digital Realty Trust, Inc. (c)	10,000	1,190,000
Diversified - 1.6%
City Developments Ltd. (u)	178,258	1,192,982
CK Asset Holdings Ltd. (u)	138,443	1,232,945
Dexus (u)	153,500	1,389,257
Hufvudstaden AB (u)	45,000	781,265
Invincible Investment Corp. (u)	1,710	836,790
Land Securities Group PLC (c) (u)	125,900	1,498,970
Merlin Properties Socimi SA (n) (u)	56,252	736,182
Sun Hung Kai Properties Ltd. (u)	90,500	1,555,761
The British Land Company PLC (u)	205,700	1,579,297
The GPT Group (u)	362,300	1,598,122
Wharf Real Estate Investment Company Ltd. (u)	213,900	1,594,134
Total Diversified		13,995,705
Electricity Transmission & Distribution - 1.3%
Edison International	33,500	2,074,320
National Grid PLC (u)	416,591	4,624,321
Sempra Energy (c)	34,600	4,354,756
Total Electricity Transmission & Distribution		11,053,397
Gas Utilities - 0.7%
Atmos Energy Corp. (c)	18,800	1,935,084
China Gas Holdings Ltd. (u)	520,130	1,832,376
Hong Kong & China Gas Company Ltd. (u)	272,889	654,454
NiSource, Inc. (c)	72,500	2,077,850
Total Gas Utilities		6,499,764
Healthcare Real Estate - 0.9%
HCP, Inc. (c)	57,000	1,784,100
Physicians Realty Trust (c)	98,201	1,847,161
Ventas, Inc. (c)	39,290	2,507,095
Welltower, Inc. (c)	23,500	1,823,600
Total Healthcare Real Estate		7,961,956
Hotel - 0.3%
Park Hotels & Resorts, Inc. (c)	49,900	1,550,892
RLJ Lodging Trust (c)	76,040	1,336,023
Total Hotel		2,886,915
Industrial - 0.6%
Americold Realty Trust	39,114	1,193,368
Granite Real Estate Investment Trust (u)	25,905	1,237,725
Prologis, Inc. (c)	21,500	1,546,925
Tritax Big Box REIT PLC (u)	410,521	768,128
Tritax EuroBox PLC (e) (u)	361,477	457,622
Total Industrial		5,203,768
Master Limited Partnerships - 4.9%
Energy Transfer LP (c)	463,226	7,119,784
Enterprise Products Partners LP (c)	247,791	7,210,718
Magellan Midstream Partners LP (c)	113,420	6,876,655
MPLX LP (c)	202,566	6,662,396
Phillips 66 Partners LP (c)	132,118	6,916,377
Plains All American Pipeline LP (c)	292,318	7,164,714
Thunderbird Resources Equity, Inc. (f) (l) (n)	11	11
Total Master Limited Partnerships		41,950,655
Midstream - 4.2%
Cheniere Energy, Inc. (c) (n)	135,855	9,287,048
ONEOK, Inc. (c)	106,174	7,415,192
Targa Resources Corp.	169,258	7,032,670
The Williams Companies, Inc. (c)	432,024	12,407,729
Total Midstream		36,142,639
Net Lease - 0.5%
EPR Properties (c)	10,500	807,450
MGM Growth Properties LLC (c)	67,213	2,167,619
WP Carey, Inc. (c)	15,100	1,182,783
Total Net Lease		4,157,852
Office - 2.7%
Allied Properties Real Estate Investment Trust (u)	21,200	782,101
alstria office REIT-AG (u)	100,584	1,637,132
Boston Properties, Inc. (c)	3,000	401,640
CapitaLand Commercial Trust (u)	535,999	767,948
Cousins Properties, Inc. (c)	81,700	789,222
Daiwa Office Investment Corp. (u)	87	618,892
Derwent London PLC (u)	13,637	572,831
Gecina SA (u)	13,000	1,923,077
Great Portland Estates PLC (u)	58,303	567,111
Highwoods Properties, Inc. (c)	34,200	1,599,876
Hongkong Land Holdings Ltd. (u)	211,100	1,502,536
Hudson Pacific Properties, Inc. (c)	40,200	1,383,684
Hulic Reit, Inc. (u)	200	340,808
Kenedix Office Investment Corp. (u)	84	583,191
Keppel REIT (u)	622,712	593,146
Kilroy Realty Corp. (c)	35,100	2,666,196
Mitsubishi Estate Company Ltd. (u)	135,720	2,462,629
Mitsui Fudosan Company Ltd. (u)	96,937	2,441,993
NIPPON REIT Investment Corp. (u)	110	423,970
SOHO China Ltd. (n) (u)	2,131,800	898,188
Total Office		22,956,171
Pipelines - 3.7%
Enbridge, Inc. (u)	146,409	5,302,649
Enbridge, Inc. (c) (u)	184,531	6,691,094
Infraestructura Energetica Nova SAB de CV (u)	109,200	438,820
Inter Pipeline Ltd. (u)	104,100	1,722,341
Kinder Morgan, Inc. (c)	577,651	11,558,797
Kunlun Energy Company Ltd. (u)	600,774	628,879
Pembina Pipeline Corp. (u)	76,100	2,795,487
TransCanada Corp. (u)	58,000	2,604,976
Total Pipelines		31,743,043
Ports - 0.1%
China Merchants Port Holdings Company Ltd. (u)	291,683	622,059
Rail - 0.1%
Rumo SA (n) (u)	123,900	601,882
Renewables/Electric Generation - 1.1%
American Electric Power Company, Inc. (c)	18,000	1,507,500
Emera, Inc. (c) (u)	23,100	863,776
Engie SA (u)	81,800	1,219,877
Entergy Corp. (c)	21,400	2,046,482
FirstEnergy Corp. (c)	56,400	2,346,804
Orsted A/S (e) (u)	13,800	1,046,734
Vistra Energy Corp. (n)	25,848	672,823
Total Renewables/Electric Generation		9,703,996
Residential - 1.5%
Advance Residence Investment Corp. (u)	282	785,610
AvalonBay Communities, Inc. (c)	15,100	3,031,023
Essex Property Trust, Inc. (c)	5,731	1,657,634
Kenedix Residential Next Investment Corp. (u)	478	792,705
Mid-America Apartment Communities, Inc. (c)	24,100	2,634,853
Nippon Accommodations Fund, Inc. (u)	123	624,059
Vonovia SE (u)	67,129	3,483,714
Total Residential		13,009,598
Retail - 0.4%
Federal Realty Investment Trust (c)	5,800	799,530
Regency Centers Corp.	14,900	1,005,601
Simon Property Group, Inc. (c)	11,200	2,040,752
Total Retail		3,845,883
Self Storage - 0.4%
CubeSmart (c)	26,200	839,448
Public Storage (c)	10,800	2,352,024
Total Self Storage		3,191,472
Toll Roads - 1.6%
Atlantia SpA (u)	115,400	2,992,788
Ferrovial SA (u)	100,660	2,358,823
Promotora y Operadora de Infraestructura SAB de CV (u)	57,904	574,140
Transurban Group (u)	293,823	2,755,799
Vinci SA (u)	50,800	4,942,955
Total Toll Roads		13,624,505
Water - 0.1%
United Utilities Group PLC (u)	99,281	1,054,436
Total COMMON STOCKS
(Cost $218,596,394)		246,222,102
SHORT-TERM INVESTMENT - 1.7%
Money Market Fund - 1.7%
First American Treasury Obligations Fund, Class X, 2.37% (y)	14,651,059	14,651,059
Total SHORT-TERM INVESTMENT
(Cost $14,651,059)		14,651,059
Total Investments - 130.2%
(Cost $1,107,286,296)		1,123,176,004
Liabilities in Excess of Other Assets - (30.2)%		(260,162,462)
TOTAL NET ASSETS - 100.0%		$863,013,542

The following notes should be read in conjunction with the accompanying Schedule of Investments.
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
(c) - All of a portion of this security is pledged as collateral for credit facility. As of March 31, 2019, the total value of the collateral was $258,533,905.
(d) - Issuer is currently in default on its regularly scheduled interest payment.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2019, the total value of all such securities was $311,446,006 or 36.1% of net assets.

(f) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.  As of March 31, 2019, the total value of all such securities was $4,267,987 or 0.5% of net assets.

(l) - Level 3 security. Value determined using significant unobservable inputs.
(n) - Non-income producing security.
(p) - Private placement security.
(r) - Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of March 31, 2019, the total value of the collateral was $116,783,953.
(s) - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2019.
(u) - Foreign security or a U.S. security of a foreign company.
(v) - Variable rate security.  Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.  Interest rate shown is the rate in effect as of March 31, 2019.

(y) - The rate quoted is the annualized seven-day yield as of March 31, 2019.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2019:

Asset Type	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$3,434,097	$-	$3,434,097
Securitized Credit	-	367,243,909	54,930,027	422,173,936
Corporate Credit	-	424,884,546	825	424,885,371
Term Loans	-	11,809,439	-	11,809,439
Common Stocks	182,259,056	63,963,035	11	246,222,102
Money Market Fund	14,651,059	-	-	14,651,059
Total Investments	$196,910,115	$871,335,026	$54,930,863	$1,123,176,004

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of March 31, 2019.

			Quantitative Information about Level 3 Fair Value Measurements (1)
Asset Type	Value as of March 31, 2019	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (2)
Securitized Credit
Class B Notes	$ 4,267,151	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.8%-11.7% (10.5%)	Decrease
Corporate Credit
Motors Liquidation Co.	825	Asset-Based Approach	Analysis of Residual Value	Anticipated Residual Value	$0.01	Increase
Common Stocks
Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Increase

Total	$ 4,267,987

 (1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At March 31, 2019, the value of these securities was $50,662,876. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments above. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

 (2) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Securitized Credit	Corporate Credit	Common Stocks	Total
Balance as of December 31, 2018	$50,465,563	$825	$394,786	$50,861,174
Accrued discounts (premiums)	484,104	-	-	484,104
Realized gain (loss)	12,898	-	-	12,898
Change in unrealized appreciation (depreciation)	4,042,822	-	(394,775)	3,648,047
Purchases at cost	14,191	-	-	14,191
Sales proceeds	(89,551)	-	-	(89,551)
Transfers out of Level 3	-	-	-	-
Balance as of March 31, 2019	$54,930,027	$825	$11	$54,930,863
Change in unrealized gains or losses relating to assets still held at the reporting date	$4,042,822	$-	$(394,775)	$3,648,047

For further information regarding the security characteristics, see the Schedule of Investments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts presented herein.   As of March 31, 2019, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding.

For the three months ended March 31, 2019, the average interest rate paid under the line of credit was 3.54% of the total line of credit amount available to the Fund.

Total line of credit amount available	$ 180,000,000
Line of credit outstanding at March 31, 2019	180,000,000
Line of credit amount unused at March 31, 2019	-
Average balance outstanding during the period	180,000,000
Interest expense incurred on line of credit during the period	1,570,837

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability. Interest payments made by the Fund to counterparties are recorded as a component of interest expense. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2019, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

JPMorgan Chase	2.00%	02/07/19	04/04/19	$ 782,580	$ 784,884
JPMorgan Chase	2.25	12/26/18	04/04/19	791,512	796,261
JPMorgan Chase	2.50	02/07/19	04/04/19	12,369,773	12,407,632
JPMorgan Chase	2.75	12/26/18	04/04/19	1,093,922	1,101,944
JPMorgan Chase	2.75	02/07/19	04/04/19	2,270,079	2,279,270
JPMorgan Chase	2.80	02/07/19	04/04/19	6,925,831	6,954,381
JPMorgan Chase	2.95	12/26/18	04/04/19	760,024	765,758
JPMorgan Chase	2.95	02/07/19	04/04/19	1,861,312	1,868,933
JPMorgan Chase	3.00	12/26/18	04/04/19	747,536	753,111
JPMorgan Chase	3.00	02/07/19	04/04/19	2,857,849	2,869,777
JPMorgan Chase	3.10	02/07/19	04/04/19	6,779,281	6,810,220
JPMorgan Chase	3.10	02/07/19	04/04/19	5,466,000	5,490,946
RBC Capital Markets	3.15	03/05/19	06/05/19	9,205,000	9,226,737
RBC Capital Markets	3.18	03/20/19	06/20/19	6,426,000	6,432,817
RBC Capital Markets	3.21	02/22/19	05/21/19	5,488,000	5,506,615
RBC Capital Markets	3.24	02/19/19	05/17/19	4,890,000	4,908,066
RBC Capital Markets	3.25	02/11/19	04/05/19	3,376,000	3,390,920
RBC Capital Markets	3.25	02/11/19	05/13/19	3,634,000	3,650,061
RBC Capital Markets	3.32	01/25/19	04/25/19	3,025,000	3,043,415
RBC Capital Markets	3.35	01/11/19	04/05/19	828,000	834,162
RBC Capital Markets	3.35	01/11/19	04/11/19	2,497,000	2,515,583
RBC Capital Markets	3.38	03/20/19	06/20/19	5,047,000	5,052,691
RBC Capital Markets	3.39	02/21/19	05/21/19	4,025,000	4,039,787
RBC Capital Markets	3.52	01/25/19	04/25/19	4,994,000	5,026,233
Total				$ 96,140,699	$ 96,510,204
(1)	The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended March 31, 2019 was $93,358,521 at a weighted average daily interest rate of 3.22%.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$57,425,699	$38,715,000	$ -	$96,140,699
Total	$57,425,699	$38,715,000	$ -	$96,140,699